Leases - Schedule Of Balance Sheet Information Related to Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	$ 70,680	¥ 461,184	¥ 440,097
Lease liabilities - current	18,324	119,565	90,740
Lease liabilities - non current	$ 54,023	352,501	361,404
Total operating lease liabilities		¥ 472,066	¥ 452,144